Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Disclosure of property, plant and equipment
19.	Property, plant and equipment

	Office and IT equipment	Media production equipment	Leasehold improvements	Machinery equipment and vehicle	Projects in progress	Total
	€	€	€	€	€	€
Cost
As at January 1, 2018	19,492	53,640	14,362	10,770	328	98,592
Additions	3,531	3,366	1,577	3,079	200	11,753
Acquisition of subsidiaries (Note 7)	247	—	261	1,192	—	1,700
Transfers from projects in progress	134	—	24	243	(401)	—
Disposals	(425)	(954)	(854)	(411)	—	(2,644)
Exchange differences	375	268	163	78	(20)	864

As at December 31, 2018	23,354	56,320	15,533	14,951	107	110,265
Additions	1,441	2,605	685	4,948	691	10,370
Acquisition of subsidiaries (Note 7)	526	—	8	289	—	823
Transfers from projects in progress	186	—	276	—	(462)	—
Disposals	(1,937)	(2,483)	(801)	(247)	—	(5,468)
Transfer to assets held for sale	(831)	(1,024)	(3,556)	—	—	(5,411)
Exchange differences	269	142	69	349	9	838

As at December 31, 2019	23,008	55,560	12,214	20,290	345	111,417

Depreciation
As at January 1, 2018	14,385	44,778	9,512	6,107	—	74,782
Depreciation charge for the year	2,759	4,506	1,474	1,997	—	10,736
Disposals	(269)	(893)	(553)	(266)	—	(1,981)
Exchange differences	323	175	118	64	—	680

As at December 31, 2018	17,198	48,566	10,551	7,902	—	84,217
Depreciation charge for the year	3,085	3,917	1,573	2,660	—	11,235
Disposals	(1,843)	(2,448)	(799)	(85)	—	(5,175)
Transfer to assets held for sale	(739)	(971)	(3,365)	—	—	(5,075)
Others	(848)	31	8	463	—	(346)
Exchange differences	103	106	10	48	—	267

As at December 31, 2019	16,956	49,201	7,978	10,988	—	85,123

Net book value
As at December 31, 2019	6,052	6,359	4,236	9,302	345	26,294

As at December 31, 2018	6,156	7,754	4,982	7,049	107	26,048